                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Highland Capital Management, L.P.
Address: 13455 Noel Rd. Suite 800
         Dallas, TX 75240

Form 13F File Number: 28-10659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James D. Dondero
Title: President
Phone: 972-628-4100

Signature, Place, and Date of Signing:


         /s/ James D. Dondero                Dallas, TX        November 13, 2009
-------------------------------------   --------------------   -----------------
             [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

 Form 13F File Number            Name
 --------------------            ----
28-___________________   ____________________

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         64

Form 13F Information Table Value Total:   $339,717

                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number     Name
---   --------------------     ----
___   28-________________      ____________________

[Repeat as necessary.]

                                                                          SH_
           ISSUER                 CLASS       CUSIP   VALUE  SHRS_PRN_AMT PRN PUT_CALL INV_DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- -------------- --------- ------ ------------ --- -------- -------------- -------- -------- ------ ----
ACME PACKET INC              COM            004764106   1553       155179 SH           SOLE                      155179      0    0
ADAPTEC INC                  COM            00651FAG3     93        27933 SH           SOLE                       27933      0    0
AERCAP HOLDINGS NV           SHS            N00985106   3389       373600 SH           SOLE                      373600      0    0
AEROPOSTALE                  COM            007865108   6367       146475 SH           SOLE                      146475      0    0
AMERICAN EAGLE OUTFITTERS NE COM            02553E106   2453       145500 SH           SOLE                      145500      0    0
ANAREN INC                   COM            032744104   4234       249050 SH           SOLE                      249050      0    0
ANGIOTECH PHARMACEUTICALS IN COM            034918102  11883      6354559 SH           SOLE                     6354559      0    0
APPLE INC                    COM            037833100  12885        69517 SH           SOLE                       69517      0    0
ARIBA INC                    COM NEW        04033V203   1905       164200 SH           SOLE                      164200      0    0
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105   6185       233668 SH           SOLE                      233668      0    0
AVATAR HLDGS INC             COM            053494100     80         4218 SH           SOLE                        4218      0    0
BERKSHIRE HATHAWAY INC DEL   CL A           084670108   5555           55 SH           SOLE                          55      0    0
BIG 5 SPORTING GOODS CORP    COM            08915P101   2094       138700 SH           SOLE                      138700      0    0
CADENCE DESIGN SYSTEM INC    COM            127387108     78       230800 SH           SOLE                      230800      0    0
CALPINE CORP                 COM NEW        131347304   1578       136997 SH           SOLE                      136997      0    0
CAPSTEAD MTG CORP            COM NO PAR     14067E906  23119      1662069 SH           SOLE                     1662069      0    0
CARDTRONICS INC              COM            14161H108   2541       324900 SH           SOLE                      324900      0    0
CARTER INC                   COM            146229109   1829        68500 SH           SOLE                       68500      0    0
CHINA FIRE & SEC GROUP INC   COM            16938R103   1027        53500 SH           SOLE                       53500      0    0
CLEARWIRE CORP NEW           CL A           18538Q105   4937       607243 SH           SOLE                      607243      0    0
CROWN HOLDINGS INC           COM            228368106   7481       275030 SH           SOLE                      275030      0    0
CVS CAREMARK CORPORATION     COM            126650100   9449       264377 SH           SOLE                      264377      0    0
EBIX INC                     COM NEW        278715206   2375        42900 SH           SOLE                       42900      0    0
ECHOSTAR CORP                CL A           278768106   5458       295679 SH           SOLE                      295679      0    0
ENTRAVISION COMMUNICATIONS C CL A           29382R107   2306      1332712 SH           SOLE                     1332712      0    0
EQUINIX INC                  COM NEW        29444U502   9568       104000 SH           SOLE                      104000      0    0
EVEREST RE GROUP LTD         COM            G3223R908   5848        66683 SH           SOLE                       66683      0    0
FEDERATED INVS INC PA        CL B           314211103   2873       108959 SH           SOLE                      108959      0    0
FRESH DEL MONTE PRODUCE INC  ORD            G36738105   7855       347414 SH           SOLE                      347414      0    0
GLOBALSTAR INC               COM            378973408      6         8262 SH           SOLE                        8262      0    0
GRAY TELEVISION INC          CL A           389375205    294       126600 SH           SOLE                      126600      0    0
HEWITT ASSOCS INC            COM            42822Q100    546        15000 SH           SOLE                       15000      0    0
HIGHLAND CR STRATEGIES FD    COM            43005Q107   4244       668473 SH           SOLE                     668,473      0    0
HILLTOP HOLDINGS INC         COM            432748101   5104       416300 SH           SOLE                      416300      0    0
ICO GLOBAL COMM HLDGS LTD DE CL A           44930K108  28649     33313062 SH           SOLE                    33313062      0    0
JARDEN CORP                  COM            471109108    110         3906 SH           SOLE                        3906      0    0
LORAL SPACE & COMMUNICATNS I COM            543881106  42388      1542505 SH           SOLE                     1542505      0    0
MI DEVS INC                  CL A SUB VTG   55304X104   6385       444010 SH           SOLE                      444010      0    0
MICROVISION INC DEL          COM            594960106  20071      3649326 SH           SOLE                     3649326      0    0
MYLAN INC                    COM            628530107  11256       703082 SH           SOLE                      703082      0    0
NEUROBIOLOGICAL TECH INC     COM NEW        64124W304   4264      4737479 SH           SOLE                     4737479      0    0
NUANCE COMMUNICATIONS INC    COM            67020Y100   1122        75000 SH           SOLE                       75000      0    0
OCH ZIFF CAP MGMT GROUP      CL A           67551U105   4341       356666 SH           SOLE                      356666      0    0
OFFICE DEPOT INC             COM            676220106   1159       175000 SH           SOLE                      175000      0    0
ON SEMICONDUCTOR CORP        COM            682189105   4144       502280 SH           SOLE                      502280      0    0

OPNEXT INC                   COM            68375V105     93        31678 SH           SOLE                       31678      0    0
PERFECT WORLD CO LTD         SPON ADR REP B 71372U104   1299        27000 SH           SOLE                       27000      0    0
PIER 1 IMPORTS INC           COM            720279108   1405       363000 SH           SOLE                      363000      0    0
RACKSPACE HOSTING INC        COM            750086100   1751       175250 SH           SOLE                      175250      0    0
RENAISSANCERE HOLDINGS LTD   COM            G7496G103   5937       108425 SH           SOLE                      108425      0    0
RRI ENERGY INC               COM            74971X107    346        48444 SH           SOLE                       48444      0    0
RTI INTL METALS INC          COM            74973W107    533        21387 SH           SOLE                       21387      0    0
SALLY BEAUTY HLDGS INC       COM            79546E104    747       105092 SH           SOLE                      105092      0    0
SBA COMMUNICATIONS CORP      COM            78388J106  10498       388391 SH           SOLE                      388391      0    0
SOLUTIA INC                  COM NEW        834376501   2248       194159 SH           SOLE                      194159      0    0
STANDARD MICROSYSTEMS CORP   COM            853626109   2321       100000 SH           SOLE                      100000      0    0
SYNIVERSE HLDGS INC          COM            87163F106   4943       282440 SH           SOLE                      282440      0    0
TERRESTAR CORP               COM            881451108      2         1000 SH           SOLE                        1000      0    0
TEVA PHARMACEUTICAL INDS LTD ADR            881624209   1367        27041 SH           SOLE                       27041      0    0
TLC VISION CORP              COM            872549100   2464      8213508 SH           SOLE                     8213508      0    0
URBAN OUTFITTERS INC         COM            917047102   2595        86000 SH           SOLE                       86000      0    0
WILEY JOHN & SONS INC        CL A           968223206  10953       314910 SH           SOLE                      314910      0    0
WINDSTREAM CORP              COM            97381W104   5724       565044 SH           SOLE                      565044      0    0
XTO ENERGY INC               COM            98385X106   3410        82522 SH           SOLE                       82522      0    0